Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, maximum term, years	10 years
Weighted-average remaining contractual life of outstanding options, years	1 year
Cash received from exercise of stock options	$ 379,000
Tax benefit realized from exercise of stock options	167,000
Percentage of restricted stock/units vested during first year	0.40
Percentage of restricted stock/units vested during second and third years	0.30
Average grant date fair value of performance shares and restricted stock/units granted		$ 44.83	$ 41.34
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 2,900,000